LEASES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 34,387	$ 40,982
Current maturities of lease liabilities	13,287	14,340
Long-term lease liability	18,644	22,857
Less than one year (0-1)
Disclosure of maturity analysis of operating lease payments [line items]
Total	14,475	15,830
One to five years (1-5)
Disclosure of maturity analysis of operating lease payments [line items]
Total	19,761	25,152
More than five years (5+)
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 151	$ 0